Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of related party [Abstract]
Schedule of Related Party Transactions	The table below details, on an aggregated basis, key management personnel compensation:

Compensation	2025 £m	2024 £m	2023 £m
Salaries and other short-term benefits	15	14	16
Share-based payments	24	20	22
Total compensation	39	34	38

	Share plans
	2025 million	2024 million	2023 million
At 1 January	123	55	72
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	44	78	27
Exercised/lapsed (includes entitlements of former key management personnel)	(9)	(10)	(44)
At 31 December	158	123	55
The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

Loans	2025 £m	2024 £m	2023 £m
At 1 January	1	1	2
Advanced (includes loans to appointed key management personnel)	1	1	–
Repayments (includes loans to former key management personnel)	(1)	(1)	(1)
At 31 December	1	1	1

Deposits	2025 £m	2024 £m	2023 £m
At 1 January	8	14	10
Placed (includes deposits of appointed key management personnel)	42	31	44
Withdrawn (includes deposits of former key management personnel)	(43)	(37)	(40)
At 31 December	7	8	14